Subsequent Events (Details Narrative) - Apr. 30, 2018 - Subsequent Event [Member]	USD ($)	CNY (¥)	HKD ($)
UBI Hong Kong [Member]
Advances amount from related parties	$ 204,000
UBI Hong Kong [Member] | Hong Kong [Member]
Advances amount from related parties			$ 1,600,000
Nova [Member]
Advances amount from related parties	71,000
Nova [Member] | RBM [Member]
Advances amount from related parties | ¥		¥ 450,000
Tony Liu [Member] | UBI Delaware [Member]
Advances amount from related parties	$ 65,000